MANNING & NAPIER FUND, INC.

Supplement dated January 20, 2012 to the following Prospectuses

The combined prospectus (“Combined Prospectus”) dated May 1, 2011 as amended June 1, 2011 and supplemented December 31, 2011 for the following Series:

Small Cap Series – Class A	Core Bond Series
Commodity Series	Core Plus Bond Series
Technology Series	Real Estate Series
Life Sciences Series	Emerging Markets Series
World Opportunities Series – Class A	Inflation Focus Equity Series
High Yield Bond Series	Diversified Tax Exempt Series
Global Fixed Income Series	New York Tax Exempt Series
Financial Services Series	Ohio Tax Exempt Series

The prospectuses dated December 31, 2011 for the following Series:

International Series – Class S

The prospectuses dated March 1, 2011 as supplemented September 28, 2011 for the following Series and Classes:

Pro-Blend Conservative Term Series – Classes S, I, C, and R

Pro-Blend Moderate Term Series – Classes S, I, C, and R

Pro-Blend Extended Term Series – Classes S, I, C, and R

Pro-Blend Maximum Term Series – Classes S, I, C, and R

Tax Managed Series – Class A

Equity Series

Overseas Series

Dividend Focus Series

Target Income Series – Classes C, I, K and R

Target 2010 Series – Classes C, I, K and R

Target 2020 Series – Classes C, I, K and R

Target 2030 Series – Classes C, I, K and R

Target 2040 Series – Classes C, I, K and R

Target 2050 Series – Classes C, I, K and R

1. Changes with Respect to All Prospectuses Identified Above

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Effective January 1, 2012, Ebrahim Busheri and Christopher Petrosino have been named to the Senior Research Group of Manning & Napier Advisors, LLC (the “Advisor”), the investment advisor to each of the Series of the Manning & Napier Fund, Inc. The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of each of the Series identified above. Accordingly, the “Portfolio Managers” section of the summary section of each Series in each of the prospectuses identified above is hereby revised to reflect the following new information:

Ebrahim Busheri, CFA®

Senior Analyst/Managing Director of Emerging Growth Group, has managed the Series since 2012.

Dividend Focus Series Prospectus Only

Christopher F. Petrosino, CFA®

Senior Analyst/Managing Director of Quantitative Strategies Group, has managed the Dividend Focus Series since 2008.

All Other Prospectuses Identified Above

Christopher F. Petrosino, CFA®

Senior Analyst/Managing Director of Quantitative Strategies Group, has managed the Series since 2008.

In addition, the “Portfolio Managers” section in the “Management” section of each of the prospectuses identified above is hereby revised to reflect the following new information:

Ebrahim Busheri, CFA®

Senior Analyst/Managing Director of Emerging Growth Group

Joined the Advisor in 2011. Senior Analyst since 2011. Managing Director and member of Senior Research Group since 2012. Previous positions held in the last five years: Consultant, Heritage Capital, 2007 – 2011; Director of Investments, W.P. Stewart & Co., 2004 – 2007.

Christopher F. Petrosino, CFA®

Senior Analyst/Managing Director of Quantitative Strategies Group

Joined the Advisor in 2001. Senior Analyst since 2009. Managing Director and Member of Senior Research Group since 2012. Member of Dividend Focus Series Research Team since 2008. Previous position held in last five years: Analyst, 2007 – 2009.

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Manning & Napier Advisors, Inc., the investment advisor to the Fund and each of its portfolios (each, a “Series”), is undergoing a restructuring that will result in a newly formed Delaware limited liability company to be called Manning & Napier Advisors, LLC. On or about October 1, 2011, Manning & Napier Advisors, LLC will assume the same roles and responsibilities as Manning & Napier Advisors, Inc. currently has with respect to the Fund and each of its Series. This change will not affect the portfolio management teams or investment strategies of any of the Series of the Fund.

Accordingly, all references to Manning & Napier Advisors, Inc. in the Fund Prospectuses and SAIs are hereby deleted and replaced by Manning & Napier Advisors, LLC, to be effective on the date of the corporate restructuring, which is expected to be on or about October 1, 2011.

2. Changes with Respect to the Combined Prospectus

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Effective December 31, 2011, the shares of the International Series, which previously did not have a class name designation, have been redesignated as Class S Shares of the International Series. Class S Shares of the International Series are offered in a separate prospectus. Accordingly, effective December 31, 2011, shares of the International Series are no longer offered in the Combined Prospectus and all references to the International Series in the Prospectus are hereby deleted.

For information on the International Series, please contact the Fund at 1-800-466-3863 or at Manning & Napier Fund, Inc., PO Box 9845, Providence, RI 02940-8045.

■	The following information is hereby added to the “Portfolio Managers” section of the Financial Services Series Summary Section of the Combined Prospectus:

Ajay M. Sadarangani, CFA, Senior Analyst

Senior Analyst, has managed the Series since 2010.

■	The information with respect to Ajay M. Sadarangani in the “Portfolio Managers” section of the Real Estate Series Summary Section of the Combined Prospectus is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supp A11 01/20/2012